Annual Total Returns [BarChart] - LVIP SSGA International Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2015	(3.50%)
2016	(3.60%)
2017	24.27%
2018	(12.20%)
2019	18.79%
2020	(0.97%)